Investments in and Advances to, and Transactions with Associated Companies (Tables)	12 Months Ended
Mar. 31, 2012
Purchases And Dividends Received From Associated Companies

Purchases and dividends received from associated companies for the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Purchases from	278,342	198,560	287,598
Dividends received	3,603	4,968	4,301

Associated Companies [Member]
Investment Equity Securities Quoted Market Values and Related Carrying Amounts

Investments in associated companies include marketable equity securities which have quoted market values at March 31, 2012 and 2011 compared with the related carrying amounts as follows:

	Yen (millions)
	2012	2011
Carrying amount	31,077	39,267
Market value	30,910	42,920